Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Restricted Net Assets [Line Items]
Restricted net assets	$ 488,560	$ 358,956
Variable interest entities (VIEs) [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	425,927	292,542
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 62,633	$ 66,414